Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Available-for-sale Securities [Table Text Block]
The following tables provide information relating to investments in fixed maturity and equity securities by sector as of December 31, 2013 and 2012 (dollars in thousands):

December 31, 2013:	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	% of Total	Other-than- temporary impairments in AOCI
Available-for-sale:
Corporate securities	$11,697,394	$616,147	$202,786	$12,110,755	56.4%	$—
Canadian and Canadian provincial governments	2,728,111	669,762	16,848	3,381,025	15.7	—
Residential mortgage-backed securities	970,434	38,126	18,917	989,643	4.6	(300)
Asset-backed securities	891,751	18,893	15,812	894,832	4.2	(2,259)
Commercial mortgage-backed securities	1,314,782	91,651	17,487	1,388,946	6.5	(1,609)
U.S. government and agencies	489,631	16,468	4,748	501,351	2.3	—
State and political subdivisions	313,252	21,907	14,339	320,820	1.5	—
Other foreign government, supranational and foreign government-sponsored enterprises	1,865,379	45,347	23,962	1,886,764	8.8	—
Total fixed maturity securities	$20,270,734	$1,518,301	$314,899	$21,474,136	100.0%	$(4,168)
Non-redeemable preferred stock	$81,993	$5,342	$5,481	$81,854	20.2%
Other equity securities	327,479	618	4,220	323,877	79.8
Total equity securities	$409,472	$5,960	$9,701	$405,731	100.0%

December 31, 2012:	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	% of Total	Other-than- temporary impairments in AOCI
Available-for-sale:
Corporate securities	$11,333,431	$1,085,973	$39,333	$12,380,071	55.5%	$—
Canadian and Canadian provincial governments	2,676,777	1,372,731	174	4,049,334	18.2	—
Residential mortgage-backed securities	969,267	76,520	3,723	1,042,064	4.7	(241)
Asset-backed securities	700,455	19,898	28,798	691,555	3.1	(2,259)
Commercial mortgage-backed securities	1,608,376	142,369	51,842	1,698,903	7.6	(6,125)
U.S. government and agencies	231,256	33,958	24	265,190	1.2	—
State and political subdivisions	270,086	38,058	5,646	302,498	1.4	—
Other foreign government, supranational and foreign government-sponsored enterprises	1,769,784	94,929	2,714	1,861,999	8.3	—
Total fixed maturity securities	$19,559,432	$2,864,436	$132,254	$22,291,614	100.0%	$(8,625)
Non-redeemable preferred stock	$68,469	$6,542	$170	$74,841	33.6%
Other equity securities	148,577	416	1,134	147,859	66.4
Total equity securities	$217,046	$6,958	$1,304	$222,700	100.0%

Investments Classified By Contractual Maturity Date [Table Text Block]
Asset and mortgage-backed securities are shown separately in the table below, as they are not due at a single maturity date.

	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$551,195	$557,981
Due after one year through five years	3,570,831	3,743,631
Due after five years through ten years	7,090,140	7,295,566
Due after ten years	5,881,601	6,603,537
Asset and mortgage-backed securities	3,176,967	3,273,421
Total	$20,270,734	$21,474,136

Fixed Maturity Holdings Industry Types [Table Text Block]
The tables below show the major industry types of the Company’s corporate fixed maturity holdings as of December 31, 2013 and 2012 (dollars in thousands):

December 31, 2013:	Amortized Cost	Estimated Fair Value	% of Total
Finance	$3,838,716	$3,983,623	32.9%
Industrial	5,943,353	6,138,150	50.7
Utility	1,904,100	1,978,218	16.3
Other	11,225	10,764	0.1
Total	$11,697,394	$12,110,755	100.0%
December 31, 2012:	Amortized Cost	Estimated Fair Value	% of Total
Finance	$3,619,455	$3,900,152	31.5%
Industrial	5,881,967	6,443,846	52.0
Utility	1,799,658	2,002,611	16.2
Other	32,351	33,462	0.3
Total	$11,333,431	$12,380,071	100.0%

Roll Forward Of Cumulative Credit Loss Component Of Otti Income Loss [Table Text Block]
The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts (dollars in thousands):

	2013	2012	2011
Balance, beginning of period	$16,675	$63,947	$47,291
Initial impairments - credit loss OTTI recognized on securities not previously impaired	—	1,962	8,349
Additional impairments - credit loss OTTI recognized on securities previously impaired	134	10,186	9,059
Credit loss OTTI previously recognized on securities impaired to fair value during the period	(1,449)	(22,290)	—
Credit loss previously recognized on securities which matured, paid down, prepaid or were sold during the period	(3,664)	(37,130)	(752)
Balance, end of period	$11,696	$16,675	$63,947

AccountingForCertainLoansAndDebtSecuritiesAcquiredInTransferDisclosureTextBlock
The following tables present information on the Company’s purchased credit impaired securities, which are included in fixed maturity securities available-for-sale (dollars in thousands):

	December 31, 2013	December 31, 2012
Outstanding principal and interest balance(1)	$192,644	$108,831
Carrying value, including accrued interest(2)	$148,822	$84,765

(1)	Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.

Schedule Of Certain Loans Acquired In Transfer Accounted For As Available For Sale Debt Securities At Acquisition Date [Table Text Block]
The following table presents information about purchased credit impaired investments acquired during the periods, as of the acquisition dates (dollars in thousands).

	December 31, 2013	December 31, 2012
Contractually required payments (including interest)	$161,975	$152,988
Cash flows expected to be collected(1)	$130,578	$125,449
Fair value of investments acquired	$87,643	$85,298

(1)	Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

Schedule Of Certain Loans Acquired In Transfer Accounted For As Available For Sale Debt Securities Accretable Yield [Table Text Block]
The following table presents activity for the accretable yield on purchased credit impaired securities for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Balance, beginning of period	$39,239	$—
Investments purchased	42,935	40,151
Accretion	(7,755)	(1,388)
Disposals	(3,564)	—
Reclassification from nonaccretable difference	(1,386)	476
Balance, end of period	$69,469	$39,239

Investments In Debt And Equity Securities Gross Unrealized Losses Disclosures [Table Text Block]
The following table presents the total gross unrealized losses for the 1,396 and 567 fixed maturity and equity securities at December 31, 2013 and 2012, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (dollars in thousands):

	December 31, 2013		December 31, 2012
	Gross Unrealized Losses	% of Total	Gross Unrealized Losses	% of Total
Less than 20%	$296,731	91.4%	$54,951	41.2%
20% or more for less than six months	6,444	2.0	734	0.5
20% or more for six months or greater	21,425	6.6	77,873	58.3
Total	$324,600	100.0%	$133,558	100.0%

Fair Value And Investments In Debt And Equity Securities Disclosures [Table Text Block]
These investments are presented by class and grade of security, as well as the length of time the related fair value has remained below amortized cost.

	Less than 12 months		12 months or greater		Total
December 31, 2013:	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Investment grade securities:
Corporate securities	$3,141,179	$148,895	$301,303	$40,548	$3,442,482	$189,443
Canadian and Canadian provincial governments	188,491	14,419	12,029	2,429	200,520	16,848
Residential mortgage-backed securities	283,967	15,900	23,068	1,688	307,035	17,588
Asset-backed securities	255,656	4,916	56,668	4,983	312,324	9,899
Commercial mortgage-backed securities	219,110	3,725	20,068	5,745	239,178	9,470
U.S. government and agencies	133,697	4,469	4,406	279	138,103	4,748
State and political subdivisions	120,193	9,723	15,202	4,616	135,395	14,339
Other foreign government, supranational and foreign government-sponsored enterprises	665,313	21,075	36,212	2,847	701,525	23,922
Total investment grade securities	5,007,606	223,122	468,956	63,135	5,476,562	286,257
Non-investment grade securities:
Corporate securities	283,603	9,451	38,256	3,892	321,859	13,343
Residential mortgage-backed securities	62,146	1,075	3,945	254	66,091	1,329
Asset-backed securities	28,670	415	32,392	5,498	61,062	5,913
Commercial mortgage-backed securities	15,762	81	10,980	7,936	26,742	8,017
Other foreign government, supranational and foreign government-sponsored enterprises	9,403	40	—	—	9,403	40
Total non-investment grade securities	399,584	11,062	85,573	17,580	485,157	28,642
Total fixed maturity securities	$5,407,190	$234,184	$554,529	$80,715	$5,961,719	$314,899
Non-redeemable preferred stock	$51,386	$5,479	$1	$2	$51,387	$5,481
Other equity securities	218,834	1,748	32,550	2,472	251,384	4,220
Total equity securities	$270,220	$7,227	$32,551	$2,474	$302,771	$9,701

	Less than 12 months		12 months or greater		Total
December 31, 2012:	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Investment grade securities:
Corporate securities	$786,203	$13,276	$108,187	$17,386	$894,390	$30,662
Canadian and Canadian provincial governments	12,349	174	—	—	12,349	174
Residential mortgage-backed securities	22,288	97	19,394	3,199	41,682	3,296
Asset-backed securities	59,119	449	96,179	9,508	155,298	9,957
Commercial mortgage-backed securities	89,507	797	29,181	7,974	118,688	8,771
U.S. government and agencies	7,272	24	—	—	7,272	24
State and political subdivisions	20,602	1,514	11,736	4,132	32,338	5,646
Other foreign government, supranational and foreign government-sponsored enterprises	244,817	1,953	7,435	761	252,252	2,714
Total investment grade securities	1,242,157	18,284	272,112	42,960	1,514,269	61,244
Non-investment grade securities:
Corporate securities	181,168	3,170	39,123	5,501	220,291	8,671
Residential mortgage-backed securities	15,199	80	2,633	347	17,832	427
Asset-backed securities	3,421	26	31,938	18,815	35,359	18,841
Commercial mortgage-backed securities	3,317	764	68,405	42,307	71,722	43,071
Total non-investment grade securities	203,105	4,040	142,099	66,970	345,204	71,010
Total fixed maturity securities	$1,445,262	$22,324	$414,211	$109,930	$1,859,473	$132,254
Non-redeemable preferred stock	$5,577	$52	$5,679	$118	$11,256	$170
Other equity securities	85,374	1,134	—	—	85,374	1,134
Total equity securities	$90,951	$1,186	$5,679	$118	$96,630	$1,304

Investment Income [Table Text Block]
Major categories of investment income, net of related expenses consist of the following (dollars in thousands):

	2013	2012	2011
Fixed maturity securities available-for-sale	$966,759	$868,682	$757,726
Mortgage loans on real estate	121,476	96,901	55,931
Policy loans	57,099	62,855	66,621
Funds withheld at interest	545,550	393,586	388,694
Short-term investments	2,236	4,173	2,378
Other invested assets	58,771	49,199	39,939
Investment income	1,751,891	1,475,396	1,311,289
Investment expense	(52,026)	(39,190)	(30,092)
Investment income, net of related expenses	$1,699,865	$1,436,206	$1,281,197

Gain (Loss) on Investments [Table Text Block]
Investment related gains (losses), net, consist of the following (dollars in thousands):

	2013	2012	2011
Fixed maturity and equity securities available for sale:
Other-than-temporary impairment losses on fixed maturities	$(12,654)	$(15,908)	$(30,873)
Portion of loss recognized in accumulated other comprehensive income (before taxes)	(247)	(7,618)	3,924
Net other-than-temporary impairment losses on fixed maturity securities recognized in earnings	(12,901)	(23,526)	(26,949)
Impairment losses on equity securities	—	(3,025)	(4,116)
Gain on investment activity	82,744	145,268	132,045
Loss on investment activity	(60,575)	(27,474)	(26,996)
Other impairment losses and change in mortgage loan provision	(6,933)	(16,602)	(10,238)
Derivatives and other, net	61,655	179,495	(99,802)
Total investment related gains (losses), net	$63,990	$254,136	$(36,056)

Disclosure Of Real Estate Holdings By Property Type [Table Text Block]
The distribution of mortgage loans, gross of valuation allowances, by property type is as follows as of December 31, 2013 and 2012 (dollars in thousands):

	2013		2012
	Recorded Investment	Percentage of Total	Recorded Investment	Percentage of Total
Property type:
Apartment	$289,394	11.6%	$229,266	9.9%
Retail	748,731	30.0	669,958	29.0
Office building	917,284	36.7	825,406	35.7
Industrial	439,890	17.6	455,682	19.7
Other commercial	101,487	4.1	131,855	5.7
Total	$2,496,786	100.0%	$2,312,167	100.0%

Disclosure Of Real Estate Holdings By Geographical Region [Table Text Block]
As of December 31, 2013 and 2012, the Company’s mortgage loans, gross of valuation allowances, were distributed throughout the United States as follows (dollars in thousands):

	2013		2012
	Recorded Investment	Percentage of Total	Recorded Investment	Percentage of Total
Pacific	$671,822	26.9%	$593,589	25.7%
South Atlantic	543,658	21.8	477,068	20.5
Mountain	334,446	13.4	233,174	10.1
Middle Atlantic	266,802	10.7	300,475	13.0
West North Central	138,442	5.5	168,063	7.3
East North Central	236,766	9.5	224,122	9.7
West South Central	168,246	6.7	161,451	7.0
East South Central	59,625	2.4	62,789	2.7
New England	76,979	3.1	91,436	4.0
Total	$2,496,786	100.0%	$2,312,167	100.0%

Disclosure of Real Estate Holdings Classified By Contractual Maturity Date [Table Text Block]
The maturities of the mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	2013	2012
Due within five years	$987,109	$1,187,387
Due after five years through ten years	984,289	776,655
Due after ten years	525,388	348,125
Total	$2,496,786	$2,312,167

Mortgage Loan Internal Credit Risk Grade [Table Text Block]
Information regarding the Company’s credit quality indicators, as determined by the Company's internal evaluation methodology for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

Internal credit quality grade:	2013	2012
High investment grade	$1,437,244	$1,235,605
Investment grade	827,993	834,494
Average	155,914	132,607
Watch list	49,404	76,463
In or near default	26,231	32,998
Total	$2,496,786	$2,312,167

Schedule Of Analysis Of Past Due Financing Receivables [Table Text Block]
The age analysis of the Company’s past due recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	2013	2012
31-60 days past due	$—	$7,504
61-90 days past due	—	—
Greater than 90 days	—	16,886
Total past due	—	24,390
Current	2,496,786	2,287,777
Total	$2,496,786	$2,312,167

Recorded Investment And Allowance For Credit Losses [Table Text Block]
The following table presents the recorded investment in mortgage loans, by method of measuring impairment, and the related valuation allowances, at (dollars in thousands):

	December 31,
	2013	2012
Mortgage loans:
Individually measured for impairment	$37,841	$39,956
Collectively measured for impairment	2,458,945	2,272,211
Mortgage loans, gross of valuation allowances	2,496,786	2,312,167
Valuation allowances:
Individually measured for impairment	3,211	6,980
Collectively measured for impairment	6,895	4,600
Total valuation allowances	10,106	11,580
Mortgage loans, net of valuation allowances	$2,486,680	$2,300,587

Allowance For Loan And Lease Losses Provision For Loss Net [Table Text Block]
Information regarding the Company’s loan valuation allowances for mortgage loans as of December 31, 2013, 2012 and 2011 are as follows (dollars in thousands):

	2013	2012	2011
Balance, beginning of period	$11,580	$11,793	$6,239
Charge-offs	(3,431)	(6,474)	(3,947)
Provision	1,957	6,261	9,501
Balance, end of period	$10,106	$11,580	$11,793

Impaired Financing Receivables [Table Text Block]
Information regarding the portion of the Company’s mortgage loans that were impaired as of December 31, 2013 and 2012 is as follows (dollars in thousands):

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Carrying Value
December 31, 2013:
Impaired mortgage loans with no valuation allowance recorded	$21,698	$21,100	$—	$21,100
Impaired mortgage loans with valuation allowance recorded	16,772	16,741	3,211	13,530
Total impaired mortgage loans	$38,470	$37,841	$3,211	$34,630
December 31, 2012:
Impaired mortgage loans with no valuation allowance recorded	$13,039	$12,496	$—	$12,496
Impaired mortgage loans with valuation allowance recorded	27,527	27,460	6,980	20,480
Total impaired mortgage loans	$40,566	$39,956	$6,980	$32,976
The Company’s average investment balance of impaired mortgage loans and the related interest income are reflected in the table below for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013		2012		2011
	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income
Impaired mortgage loans with no valuation allowance recorded	$15,023	$852	$15,549	$1,244	$14,877	$630
Impaired mortgage loans with valuation allowance recorded	22,818	951	34,434	425	27,712	418
Total	$37,841	$1,803	$49,983	$1,669	$42,589	$1,048

(1)	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.

Schedule Of Other Invested Assets [Table Text Block]
Other invested assets represented approximately 4.1% and 3.5% of the Company’s invested assets as of December 31, 2013 and 2012, respectively. Carrying values of these assets as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	December 31,
	2013	2012
Equity securities	$405,731	$222,700
Limited partnerships and real estate joint ventures	411,456	356,419
Structured loans	223,549	306,497
Derivatives	75,227	168,208
FVO contractholder-directed unit-linked investments	138,892	—
Other	70,105	105,719
Total other invested assets	$1,324,960	$1,159,543

Investment [Table Text Block]
In satisfaction of this investment receivable, the Company received the following on July 31, 2012 and August 3, 2012 (dollars in thousands):

	Amortized Cost/ Recorded Investment	Estimated Fair Value at Date of Transfer
Fixed maturity securities – available for sale:
Corporate securities	$2,585,095	$2,606,816
Asset-backed securities	137,251	138,918
Commercial mortgage-backed securities	703,313	704,065
U.S. Government and agencies securities	240,952	256,168
State and political subdivision securities	27,297	27,555
Other foreign government, supranational, and foreign government-sponsored enterprises	56,776	55,437
Total fixed maturity securities – available for sale	3,750,684	3,788,959
Mortgage loans on real estate	1,009,454	1,021,661
Short-term investments	101,428	101,338
Cash and cash equivalents	501,593	501,593
Accrued interest	43,739	43,739
Total	$5,406,898	$5,457,290